Research and Development Expenditures Recognized as Expenses	12 Months Ended
Dec. 31, 2021
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Research and Development Expenditures Recognized as Expenses
31.	Research and Development Expenditures Recognized as Expenses
Research and development expenditures recognized as expenses for the years ended December 31, 2019, 2020 and 2021 were as follows:

(in millions of Won)	2019		2020	2021
Administrative expenses	￦	110,315	116,273	123,092
Cost of sales		389,460	351,861	345,457

	￦	499,775	468,134	468,549